IMPAIRMENT LOSS ON VESSELS (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment loss on vessels		$ 4,187	$ 0
Golden Saguenay
Property, Plant and Equipment [Line Items]
Cash consideration	$ 8,400
Impairment loss on vessels	$ 4,200	$ 4,200
Golden Shea
Property, Plant and Equipment [Line Items]
Cash consideration				$ 9,600
Impairment loss on vessels				$ 700